                                                           CONTRACT FORM UIT-981
                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY

                                                                      Prospectus
                                                                     May 1, 2001

                                           AMERICAN GENERAL FINANCIAL GROUP LOGO

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS
CONTRACT FORM UIT-981
SEPARATE ACCOUNT A
                                                                     May 1, 2001

PROSPECTUS

This prospectus describes flexible Purchase Payment individual fixed and variable annuity contracts (the "Contracts") offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. The Contracts may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain other employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit you to invest in and receive retirement benefits in up to 3 out of a total of 6 Fixed and Variable Account Options (1 fixed and 5 variable) described in this prospectus. Each Variable Account Option invests in a separate portfolio of the North American Funds Variable Product Series I ("NAFV I").

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in the Contracts. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2001, contains additional information about the Contracts and is part of this prospectus. For a free copy, call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
ABOUT THE PROSPECTUS..............................     1
FEE TABLE.........................................     2
SUMMARY...........................................     4
SELECTED PURCHASE UNIT DATA.......................     6
GENERAL INFORMATION...............................     7
    About the Contracts...........................     7
    About VALIC...................................     7
    About VALIC Separate Account A................     7
    Units of Interests............................     7
    Distribution of the Contracts.................     8
VARIABLE ACCOUNT OPTIONS..........................     8
    Summary of Funds..............................     8
PURCHASE PERIOD...................................     9
    Purchase Payments.............................     9
    Purchase Units................................     9
    Calculation of Purchase Unit Value............    10
    Choosing Investment Options...................    10
      Fixed Account Option........................    10
      Variable Account Options....................    10
    Stopping Purchase Payments....................    11
TRANSFERS BETWEEN INVESTMENT OPTIONS..............    11
    During the Purchase Period....................    11
    During the Payout Period......................    11
    Communicating Transfer or Reallocation
      Instructions................................    11
    Effective Date of Transfer....................    12
    Market Timing.................................    12
FEES AND CHARGES..................................    13
    Account Maintenance Fee.......................    13
    Surrender Charge..............................    13
      Amount of Surrender Charge..................    13
      10% Free Withdrawal.........................    13
      Exceptions to Surrender Charge..............    13
    Premium Tax Charge............................    14
    Separate Account Charges......................    14
    Fund Annual Expense Charges...................    14
    Other Tax Charges.............................    14
    Reduction or Waiver of Account Maintenance Fee
      and Surrender Charge........................    14
PAYOUT PERIOD.....................................    15
    Fixed Payout..................................    15
    Variable Payout...............................    15
    Combination Fixed and Variable Payout.........    15
    Payout Date...................................    16
    Payout Options................................    16
    Enhancements to Payout Options................    16
    Payout Information............................    16
SURRENDER OF ACCOUNT VALUE........................    17
    When Surrenders Are Allowed...................    17
    Surrender Process.............................    17
    Amount That May Be Surrendered................    17
    Surrender Restrictions........................    18
    Partial Surrenders............................    18
                                                    PAGE
                                                    ----

DEATH BENEFITS....................................    19
    The Process...................................    19
    Beneficiary Information.......................    19
    During the Purchase Period....................    19
    During the Payout Period......................    19
HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS...............................    20
    Types of Investment Performance Information
      Advertised..................................    20
      Total Return Performance Information........    20
      Standard Average Annual Total Return........    20
      Nonstandard Average Annual Total Return.....    20
      Cumulative Total Return.....................    20
      Annual Change in Purchase Unit Value........    20
      Cumulative Change in Purchase Unit Value....    20
      Total Return Based on Different Investment
        Amounts...................................    21
      An Assumed Account Value of $10,000.........    21
    Yield Performance Information.................    21
      North American - AG 1 Money Market
        Division..................................    21
      Divisions Other Than The Money Market
        Division..................................    21
OTHER CONTRACT FEATURES...........................    21
    Changes That May Not Be Made..................    21
    Change of Beneficiary.........................    21
    Cancellation -- The 10 Day Free Look..........    21
    We Reserve Certain Rights.....................    22
    Fund Changes..................................    22
    Relationship to Employer's Plan...............    22
VOTING RIGHTS.....................................    22
    Who May Give Voting Instructions..............    22
    Determination of Fund Shares Attributable to
      Your Account................................    22
      During Purchase Period......................    22
      During Payout Period or after a Death
        Benefit Has Been Paid.....................    22
    How Fund Shares Are Voted.....................    22
FEDERAL TAX MATTERS...............................    23
    Type of Plans.................................    23
    Tax Consequences in General...................    23
    Effect of Tax-Deferred Accumulations..........    24
THE POWER OF TAX-DEFERRED GROWTH..................    24
PRIVACY NOTICE....................................    26

                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we", "our", "Company", and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

The specific terms that we define for you in this prospectus are:

DEFINED TERMS                                       PAGE NO.
-------------                                       --------

Account Value.....................................     11

Annuitant.........................................     17

Assumed Investment Rate...........................     14

Beneficiary.......................................     17

Contract Owner....................................     17

Divisions.........................................     18

Fixed Account Option..............................     17

Home Office.......................................     11

Mutual Fund or Fund...............................     7

Participant.......................................     1

Participant Year..................................     12

Payout Period.....................................     11

Payout Unit.......................................     14

Proof of Death....................................     19

Purchase Payments.................................   8, 18

Purchase Period...................................     11

Purchase Unit.....................................     9

VALIC Separate Account A..........................     22

Variable Account Options..........................   8, 17

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, the Contracts, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. The Contracts will allow you to accumulate retirement dollars in a Fixed Account Option and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of the Contracts except where the Fixed Account Option is specifically mentioned.

For specific information about the Variable Account Options, you should refer to the NAFV I prospectus, available at www.valic.com (or call 1-800-448-2542).

Following this introduction is a summary of the major features and options of the Contracts. This summary is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge (as a percentage of
    Purchase Payments received during the last 36
    months)(2)                                      5.00%
ACCOUNT MAINTENANCE FEE(2)                          $ 30
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):
  Mortality and Expense Risk                        1.00%
FUND ANNUAL EXPENSES
(as a percentage of average net assets):

                                                                               TOTAL
                                                     MANAGEMENT     OTHER       FUND
 FUND                                                   FEES     EXPENSES(3)  EXPENSES
 ----                                                ----------  -----------  --------
 North American - AG Asset Allocation Fund(4)            0.50%        0.09%      0.59%
 North American - AG Capital Conservation Fund           0.50         0.09       0.59
 North American - AG MidCap Index Fund                   0.31         0.09       0.40
 North American - AG 1 Money Market Fund                 0.50         0.10       0.60
 North American - AG Stock Index Fund                    0.26         0.09       0.35

------------

(1)  Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.
(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" and "Exceptions to Surrender Charge" in this prospectus. There will be no surrender charge on purchase payments received more than 36 months prior to surrender. Also, in any Participant Year, the first withdrawal of up to 10% of Account Value will not be subject to a surrender charge.
(3) Other Expenses includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. The expenses have been restated to reflect contractual changes effective May 1, 2001.
(4)  The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

EXAMPLE #1 -- If you do not surrender the Contract at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

TOTAL EXPENSES. You would pay the following expenses on a $1,000 investment under a typical Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                     ------  -------  -------  --------
 North American - AG Asset Allocation / Div.5         $17      $51      $88      $193
 North American - AG Capital Conservation / Div.1      17       51       88       193
 North American - AG MidCap Index / Div.4              15       45       78       172
 North American - AG 1 Money Market / Div.2            17       52       89       194
 North American - AG Stock Index / Div.10              14       44       76       167

EXAMPLE #2 -- If you surrender the Contract at the end of the period shown:
--------------------------------------------------------------------------------

TOTAL EXPENSES: You would pay the following expenses on a $1,000 investment under a typical Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                                    ------  -------  -------  --------
 North American - AG Asset Allocation / Div.5                        $63     $101     $138      $193
 North American - AG Capital Conservation / Div.1                     63      101      138       193
 North American - AG MidCap Index / Div.4                             61       95      128       172
 North American - AG 1 Money Market / Div.2                           63      101      139       194
 North American - AG Stock Index / Div.10                             61       94      126       167

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds, which are, in effect, passed on to the Contract Owners and Participants.

SUMMARY
------------------------------------------------------------------

The following is a summary of the major features of the Contracts. For a more detailed discussion of the Contracts, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contracts offer a choice from among 5 Variable Account Options. Each of the Variable Account Options shown below is a series of NAFV I, advised by American General Advisers, a division of VALIC. You will not be able to invest in all of the Variable Account Options described below within an annuity contract. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. The Contracts also offer a Fixed Account Option.
--------------------------------------------------------------------------------

                  FIXED ACCOUNT
                  OPTION
 -------------------------------------------------------------------------------------------------------
 FIXED OPTION     General Account
 -------------------------------------------------------------------------------------------------------
 VARIABLE         VARIABLE ACCOUNT      INVESTMENT STRATEGY                         ADVISER
 OPTIONS          OPTIONS
 -------------------------------------------------------------------------------------------------------
 INDEX EQUITY     North American - AG   Growth through investments tracking the     American General
 FUNDS            MidCap Index Fund     S&P MidCap 400-Registered Trademark- Index  Advisers
                  --------------------------------------------------------------------------------------
                  North American - AG   Growth through investments tracking the     American General
                  Stock Index Fund      S&P 500-Registered Trademark- Index         Advisers
 -------------------------------------------------------------------------------------------------------
 INCOME FUNDS     North American - AG   Income and possible growth through          American General
                  Capital Conservation  investments in high quality debt            Advisers
                  Fund                  securities
 -------------------------------------------------------------------------------------------------------
 MONEY MARKET     North American - AG   Income through investments in short-term    American General
 FUNDS            1 Money Market Fund   money market securities                     Advisers
 -------------------------------------------------------------------------------------------------------
 ASSET            North American - AG   Maximum return through investments in a     American General
 ALLOCATION       Asset Allocation      mix of stocks, bonds and money market       Advisers
 FUNDS            Fund                  securities
 -------------------------------------------------------------------------------------------------------

A detailed description of the investment objective of each mutual fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for NAFV I.

GUARANTEED DEATH BENEFIT

The Contracts offer a death benefit equal to the greater of Account Value or Purchase Payments reduced by withdrawals upon death of the Annuitant during the Purchase Period.

TRANSFERS

There is no charge to transfer the money in your account among the investment options. You may transfer your Account Values between Variable Account Options or to the Fixed Account Option once every 30 days during the Purchase Period.

Your Account Value in the Fixed Account must remain there for at least 90 days before it can be transferred to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options or to the Fixed Account Option once every 365 days.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

An annual account maintenance fee which is currently $30, but may be increased or decreased, is charged to your account.

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is 5% of the contributions you made to your account during the last 36 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

------------------------------------------------------------------
[SIDE NOTE]

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS" SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ON "PURCHASE PAYMENTS" REFER TO THE "PURCHASE PERIOD" SECTION OF THIS PROSPECTUS.

[END SIDE NOTE]

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

SINCE SOME OF THESE FEES MAY NOT APPLY TO YOUR CONTRACT, CONSULT YOUR VALIC RETIREMENT PLAN SPECIALIST TO SEE HOW THESE PROVISIONS APPLY TO YOU.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contracts can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

If the Contract is a flexible Purchase Payment Contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant Account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the Contract is a single Purchase Payment Contract, the minimum Purchase Payment is $1,000 per Contract. These minimums may be waived where one purchaser, such as an employer, purchases a number of contracts.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                                                                     NORTH          NORTH
                                                      NORTH           NORTH      AMERICAN - AG  AMERICAN - AG        NORTH
                                                  AMERICAN - AG   AMERICAN - AG      ASSET         CAPITAL      AMERICAN - AG 1
                                                   STOCK INDEX    MIDCAP INDEX    ALLOCATION    CONSERVATION      MONEY MARKET
                                                 DIVISION 10(2)   DIVISION 4(1)   DIVISION 5     DIVISION 1        DIVISION 2
                                                 ---------------  -------------  -------------  -------------  ------------------
 DECEMBER 31, 2000
   Purchase Units in Force.....................        5,062,272    146,197,467     52,959,577      1,162,015         1,601,984
   Purchase Unit Value.........................       $ 9.061153      $6.604931      $4.029885      $3.970544         $2.686603
 DECEMBER 31, 1999
   Purchase Units in Force.....................        5,858,523    151,288,816     61,240,667      1,415,413         1,632,469
   Purchase Unit Value.........................       $10.095883      $5.721920      $4.174280      $3.673180         $2.559979
 DECEMBER 31, 1998
   Purchase Units in Force.....................        6,655,796    169,039,887     60,237,818      1,689,443         1,700,333
   Purchase Unit Value.........................       $ 8.457722      $5.029093      $3.772519      $3.726168         $2.468627
 DECEMBER 31, 1997
   Purchase Units in Force.....................        7,438,537    171,065,657     57,307,351      1,831,961         1,931,439
   Purchase Unit Value.........................       $ 6.652806      $4.269122      $3.219282      $3.505970         $2.371163
 DECEMBER 31, 1996
   Purchase Units in Force.....................        8,381,704    172,816,978     65,292,617      1,991,536         2,142,534
   Purchase Unit Value.........................       $ 5.049088      $3.272588      $2.651899      $3.262402         $2.277444
 DECEMBER 31, 1995
   Purchase Units in Force.....................        9,885,873    172,613,690     75,851,431      2,402,085         2,917,361
   Purchase Unit Value.........................       $ 4.155057      $2.782677      $2.411022      $3.238370         $2.190686
 DECEMBER 31, 1994
   Purchase Units in Force.....................       12,207,684    171,442,018     89,377,860      2,953,861         3,442,237
   Purchase Unit Value.........................       $ 3.056808      $2.153183      $1.951533      $2.709029         $2.096416
 DECEMBER 31, 1993
   Purchase Units in Force.....................       14,043,516    134,621,879     93,899,802      3,590,916         4,129,981
   Purchase Unit Value.........................       $ 3.066025      $2.259378      $1.997266      $2.913980         $2.040131
 DECEMBER 31, 1992
   Purchase Units in Force.....................       16,275,183     81,007,871     80,637,090      4,086,583         5,536,887
   Purchase Unit Value.........................       $ 2.818583      $2.021271      $1.846025      $2.628509         $2.006700
 DECEMBER 31, 1991
   Purchase Units in Force.....................       17,981,945     49,106,844     76,624,765      4,464,580         7,282,083
   Purchase Unit Value.........................       $ 2.746708      $1.858030      $1.878219      $2.444253         $1.963118

------------

  *  The Asset Allocation Fund was formerly known as the Timed Opportunity Fund.
(1) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division 10D. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10D of equivalent value as calculated at the close of business on April 30, 1992.
(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Selected Purchase Unit Data prior to October 1, 1991 reflects investment experience prior to these changes.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase Units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. They offer you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contracts can come from different sources, like payroll deductions or money transfers. Your retirement savings process with the Contracts will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into the Contracts called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Option and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contracts.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like the Contracts. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, UIT-981's investment adviser and underwriter, respectively, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.

On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contracts' Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in the Contracts. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Five Divisions are available and represent the Variable Account Options in the Contracts. Each of these Divisions invests in a different Mutual Fund made available through the Contracts. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in the Contracts. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contracts, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in the Contracts, the Texas Insurance Code requires

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY THE CONTRACTS. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]
that the assets of VALIC Separate Account A attributable to a Contract be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of that Contract. The commitments under the Contracts are VALIC's, and American General Corporation has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The Variable Annuity Marketing Company ("the Distributor") an affiliate of VALIC, acts as VALIC's Separate Account A distributor.

The Company will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by the Company will range up to 6.0% of each Purchase Payment. In addition, the Company will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------

The Contracts enable you to participate in Divisions that represent five Variable Account Options. Your retirement program may limit the number of Variable Account Options in which you may invest. Certain additional limitations may also apply. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of NAFV I. NAFV I serves as the investment vehicle for the Contracts.

NAFV I is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each Mutual Fund option, including charges and expenses, you should refer to the prospectus of NAFV I.

SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below.

NORTH AMERICAN - AG ASSET ALLOCATION FUND

Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

NORTH AMERICAN - AG CAPITAL CONSERVATION FUND

Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

NORTH AMERICAN - AG MIDCAP INDEX FUND

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400-Registered Trademark- Index**.

NORTH AMERICAN - AG 1 MONEY MARKET FUND

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

NORTH AMERICAN - AG STOCK INDEX FUND

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index-Registered Trademark-**.

----------

** "Standard & Poor's-Registered Trademark-", S&P-Registered Trademark-, "S&P 500-Registered Trademark-" and "S&P MidCap 400-Registered Trademark-" are trademarks of Standard and Poor's Corporation. Neither the MidCap Index Fund nor the Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY THE CONTRACTS.

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE YOUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

[END SIDE NOTE]

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when an account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which your Contract was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. In the case of a Periodic Payment, the amount of each Purchase Payment allocated to each of the Variable Account Options and the Fixed Account Option must be at least $30. The Single Payment minimum applies to each of your Contracts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a Contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses an Option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time (see Calculation of Purchase Unit Value below for more information). Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]
and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit Value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
              Gross Investment Rate
=             (EQUALS)
              The Division's investment income and capital gains and
              losses (whether realized or unrealized) on that day from
              the assets attributable to the Division.
 DIVIDED BY   (DIVIDED BY)
              The value of the Division for the immediately preceding
              day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern Time on each business day when the Exchange is open.


STEP 2: Calculate net investment rate for any day as follows:
       Net Investment Rate
=      (EQUALS)
       Gross Investment Rate (calculated in Step 1)
-      (MINUS)
       Separate Account charges and any income tax charges.

STEP 3: Determine Purchase Unit Value for that day.
       Purchase Unit Value for that day.
=      (EQUALS)
       Purchase Unit Value for immediate preceding day.
X      (MULTIPLIED BY)
       Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 6 investment options offered in the Contracts. This includes the Fixed Account Option and 5 Variable Account Options. The Funds that underlie the Variable Account Options are registered as separate portfolios of NAFV I. NAFV I is registered as an investment company under the Act and is subject to regulation of the Act. The Fixed Account Option is not subject to regulation under the Act and interests in the Fixed Account Option are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Option. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTION

The Fixed Account Option is part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Option. Purchase Payments you allocate to the Fixed Account Option are guaranteed to earn at least a minimum rate of interest. Interest is paid on the Fixed Account Option at declared rates. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.


Here is how you may calculate the value of your Fixed Account
Option during the Purchase
Period:
       Value of Your Fixed Account Option
=      (EQUALS)
       All Purchase Payments made to the Fixed Account Option
+      (PLUS)
       Amounts transferred from Variable Account Options to the Fixed Account Option
+      (PLUS)
       All interest earned
-      (MINUS)
       Amounts transferred or withdrawn from Fixed Account Option
       (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than 3 investment options. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus and in the NAFV I prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus.

---------------------------------------------------
[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

[END SIDE NOTE]

Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account
Option in your account during the Purchase Period:
       Value of Your Variable Account Option
=      (EQUALS)
       Total Number of Purchase Units
X      (MULTIPLIED BY)
       Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

In the case of an individual contract, if both your Account Value and Purchase Payments (less any withdrawals) falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. In the case of a group contract, if your Account Value (less any withdrawals) falls below $300, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closures will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in your Contract without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers and to restrict the method of communicating transfers or reallocations as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between your Contract's Fixed Account Option and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to the Fixed Account Option once every 30 days. We may also limit the method and manner of providing or communicating transfer and reallocation instructions.

Transfers are also permitted from the Fixed Account Option subject to a 90-day holding period for transfers previously made from the Variable Account Option.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made between your Contract's investment options subject to the following limitations:


       ACCOUNT                                    OPTION                                                        OTHER
        OPTION                                    VALUE                                   FREQUENCY         RESTRICTIONS
 --------------------  ------------------------------------------------------------  --------------------  ---------------
 Variable:             Up to 100%                                                    Once every 365 days   None
 COMBINATION FIXED     Up to 100% of money in variable option payout                 Once every 365 days   None
   AND VARIABLE
   PAYOUT:

 Fixed:                Not permitted                                                 --                    --

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self service automated phone system (VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.

Instructions for transfers or reallocations may be made via the internet as follows:

- Log on to www.valic.com

- Click "View Your Account Here" and log into VALIC Online

---------------------------------------------------
- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu

- Select the desired account, input the transaction request, then click
  "Continue"

- Review your transaction request for accuracy and then click "Continue" to submit to VALIC

Instructions for transfers or reallocations may be made via an automated telephone system (VALIC by Phone) as follows:

- Call 1-800-428-2542 and press any key to signify that you have a touch tone phone

- Press 1 for "Account Inquiries and Transaction Requests"

- Enter your Social Security Number and personal identification number (PIN)

- Select the desired account and press 2 for an asset transfer or allocation change

- Follow the scripts to complete your transaction request and to submit to VALIC

Instructions for transfer or reallocations may also be made as follows:

- Call 1-800-621-7792

- Enter your Social Security Number

- You may use the automated telephone system or speak with a Client Service Professional

You may also send written instructions by completing a VALIC form for transfers or reallocations:

- Written instructions should be sent to VALIC's Home Office

- A VALIC financial change form is required

- Written instructions are required if you are requesting a transfer to or from the MVA Option

- Written instructions are required if you have notified us not to accept telephone instructions

- We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of VALIC.

You will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions. Any telephone or online instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. Transfer instructions during the Payout Period cannot be done online. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated;

  (Normally, this will be 4:00 P.M. Eastern Time); otherwise

- The next date values are calculated.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities using programmed and/or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.

FEES AND CHARGES
---------------------------------------------------

By investing in the Contracts, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $30.00 will be deducted on the last day of the calendar quarter following receipt of the first purchase payment and annually on that date after that. We will sell Purchase Units from your Account to pay the account maintenance fee. The fee will be assessed equally among the Variable Account Options and the Fixed Account Option that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for your Contract. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if the Contracts are issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

No account maintenance fee will be assessed during the Payout Period.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge is equal to five percent (5%) of the amount of all Purchase Payments received during the past 36 months.

10% FREE WITHDRAWAL

In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit or to any subsequent withdrawals in that year. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 36 months prior to the date of surrender; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender (applicable to qualified contracts only).

The surrender charge may be reduced or waived if a Contract is issued to certain types of plans or similar arrangements which are expected to result

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate Account
A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under the Contracts. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee.

For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE AND SURRENDER CHARGE

We may, as described below, determine that the account maintenance fee and surrender charges for the Contracts may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for such programs and arrangements. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

[END SIDE NOTE]

---------------------------------------------------

The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

PAYOUT PERIOD
---------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive monthly payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor(1);

  - Your sex or your sex and the sex of your survivor(1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1)  This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with

  - The Fixed Account Option (payment is fixed and guaranteed).

---------------------------------------------------
[SIDE NOTE]

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

Up to 3 Variable Account Options may be chosen, or up to 2 Variable Account Options if the Fixed Account Option is chosen.

PAYOUT DATE

The Payout Date is the date selected by you on which your payout (annuity) payments will start. The date selected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin after the annuitant's 50th birthday but prior to the Annuitant's 75th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between three and fifteen. Upon your death, payments will continue to your beneficiary until the designated period is completed. The Annuitant may elect during the payout period to receive a lump sum payment equal to the remaining Annuity Value.

Each Payout Option, except Payment for a Designated Period, is available as a Fixed and Variable Payout. Payment for a Designated Period is available as a Fixed Payout Option only.

You may elect a different Payout Option if we agree.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an

---------------------------------------------------
excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - The Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan. Also, if your annual payment is less than $100, we reserve the right to make a lump sum payment of the remaining annuity value.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.
SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the NAFV I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

We may defer payment of the Surrender Value in the Fixed Account Options for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                Your Account
   Allowed                        Value(1)
  Surrender     = (EQUALS)        -(MINUS)
    Value                      Any Applicable
                              Surrender Charge
   (1) Equals the Account Value next computed
       after your properly completed request
       for surrender is received in our Home
       Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except for attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options and Variable Account Options for the payment of Account Value.

The reduction in the number of Purchase Units credited to your Account Value will equal:


                                     Your Purchase
  The amount sur-                   Units next com-
      rendered                      puted after the
      + (PLUS)        DIVIDED BY    written request
   Any Surrender     (DIVIDED BY)   for surrender is
       Charge                       received at our
                                      Home Office.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTION -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTION IN THE CONTRACTS IS THE GENERAL ACCOUNT. THIS OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY THE CONTRACTS. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.

[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

The Contracts will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in the Contracts may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:


       Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
       OR
       100% of Purchase Payments (to Fixed and/or Variable Account Options)
-      (MINUS)
       Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in the Contracts are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Last Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

      - Receive the present value of any remaining payments in a lump sum; or

      - Receive the remaining payments under the same terms of the option chosen by the deceased Participant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

      - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN THE CONTRACTS. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY THE CONTRACTS.

FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMANCE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered the Contract at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division, and account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in the Contracts will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the end of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

---------------------------------------------------
TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Contract charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NORTH AMERICAN - AG 1 MONEY MARKET DIVISION

We may advertise the Money Market Division's Current Yield and Effective Yield.

THE CURRENT YIELD refers to the income produced by an investment in the Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 2000 was 5.09%.

THE EFFECTIVE YIELD is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 2000 was 5.22%.

DIVISIONS OTHER THAN THE MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 10 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

[LOGO]
                                                        PRIVACY  NOTICE

YOUR PRIVACY
    IS IMPORTANT

American General understands your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of the American General companies. This notice will help you understand what types of nonpublic personal information -- information about you that is not publicly available -- we may collect, how we use it and how we protect your privacy.


AMERICAN GENERAL'S PRIVACY POLICY HIGHLIGHTS

- WE COLLECT NONPUBLIC PERSONAL INFORMATION TO PROCESS AND ADMINISTER OUR CUSTOMERS' BUSINESS AND TO ENSURE THAT WE ARE SATISFYING THEIR FINANCIAL NEEDS.

- WE HAVE POLICIES AND PROCEDURES IN PLACE TO PROTECT NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS.

- WE DO NOT SELL NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO THIRD PARTIES, I.E., COMPANIES OR INDIVIDUALS THAT ARE NOT AFFILIATED WITH AMERICAN GENERAL.

- WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO ANYONE, EXCEPT AS PERMITTED BY LAW.

- WE DO NOT SHARE OR USE PERSONALLY IDENTIFIABLE HEALTH INFORMATION FOR MARKETING PURPOSES.

-  OUR PRIVACY POLICY APPLIES TO BOTH CURRENT AND FORMER CUSTOMERS.


QUESTIONS
    AND ANSWERS
    that detail American General's Privacy Policy

WHAT TYPES OF NONPUBLIC PERSONAL INFORMATION DOES AMERICAN GENERAL COLLECT?

- American General's employees, representatives, agents and selected third parties may collect nonpublic personal information about our customers, including:

   -  Information provided to us, such as on applications or other forms.

   -  Information about transactions with us, our affiliates or third parties.

   - Information from others, such as credit reporting agencies, employers and federal and state agencies.

- The types of nonpublic personal information American General collects vary according to the products or services provided and may include, for example: account balances, income, assets, insurance premiums, credit reports, marital status and payment history. We also may collect nonpublic personal health information, like medical reports, for certain types of insurance policies in order to underwrite the policy, administer claims or perform other insurance or related functions.

WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC PERSONAL INFORMATION?

- We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who need to know the information to provide products and services to our customers.

- We have policies and procedures that give direction to our employees, and agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

- We maintain physical, electronic and procedural safeguards to protect nonpublic personal information.

WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL INFORMATION, AND WHY?

- We do not share nonpublic personal information about our customers with anyone, including other affiliated American General companies or third parties, except as permitted by law.

- We may disclose, as allowed by law, all types of nonpublic personal information we collect when needed, to:

    (i) affiliated American General companies, agents, employees, representatives and third parties that market our services and products and administer and service customer accounts on our behalf; or

   (ii) other financial institutions with whom we have joint marketing agreements.

- Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker/dealers, auditors, regulators, transfer agents and reinsurers.

- We do not share personally identifiable health information unless the customer or the applicable law authorizes further sharing.


DOES AMERICAN GENERAL'S PRIVACY POLICY APPLY TO ITS AGENTS AND REPRESENTATIVES?

- American General's Privacy Policy applies, to the extent required by law, to its agents and representatives when they are acting on behalf of American General.

- Please note: There may be instances when these same agents and representatives may not be acting on behalf of American General, in which case they may collect nonpublic personal information on their own behalf or on behalf of another. In these instances, American General's Privacy Policy would not apply.

WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?

- American General reserves the right to change any of its privacy policies and related procedures at any time, in accordance with applicable federal and state laws. You will receive appropriate notice if our Privacy Policy changes.

       THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS
             NOTICE. WE RECOMMEND THAT YOU READ AND RETAIN THIS
                      NOTICE FOR YOUR PERSONAL FILES.

THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL
COMPANIES:

   AGC Life Insurance Company - All American Life Insurance Company - The American Franklin Life Insurance Company - American General Annuity Insurance Company - American General Asset Management Corp. - American General Assignment Corporation - American General Assignment Corporation of New York - American General Assurance Company - American General Bancassurance Services, Inc. - American General Financial Advisors, Inc. - American General Financial Institutions Group, Inc. - American General Financial Services, Inc. - American General Fund Distributors, Inc. - American General Gateway Services, L.L.C. - American General Indemnity Company - American General Investment Management, L.P. - American General Life and Accident Insurance Company - American General Life Companies - American General Life Insurance Company - American General Life Insurance Company of New York - American General Life Insurance Company of Pennsylvania - American General Property Insurance Company - American General Property Insurance Company of Florida - American General Retirement Services Company - American General Securities, Inc. - Franklin Financial Services Corporation - The Franklin Life Insurance Company - North American Funds - North Central Life Insurance Company - The Old Line Life Insurance Company of America - The United States Life Insurance Company in the City of New York - VALIC Trust Company - The Variable Annuity Life Insurance Company
   - Variable Annuity Marketing Company - Any separate accounts of the previously listed companies.


American General Financial Group-SM- is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------  ------------------------------------
Participant/Contract Owner Signature                  Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Client Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                      PAGE
                                                                      ----
General Information.................................................     3
    Marketing Information...........................................     3
    Types of Variable Annuity Contracts.............................     3
Federal Tax Matters.................................................     3
    General.........................................................     3
    Taxes Payable by Participants and Annuitants....................     4
    Section 403(b) Annuities for Employees of Certain Tax-Exempt
      Organizations or Public Educational Institutions..............     4
    Section 401 Qualified Pension, Profit-Sharing of Annuity
      Plans.........................................................     5
    Section 408(b) Individual Retirement Annuities (other than Roth
      IRAs).........................................................     6
    Simplified Employee Pension Plans...............................     7
    Section 457 Deferred Compensation Plans of Public Employers and
      Tax-Exempt Organizations......................................     7
    Private Employer Unfunded Deferred Compensation Plans...........     8
    Non-Qualified Contracts.........................................     8
    Fund Diversification............................................     9
Exchange Privilege..................................................    10
    Exchanges from Independence Plus Contracts......................    10
    Exchanges from V-Plan Contracts.................................    11
    Exchanges from SA-1 and SA-2 Contracts..........................    12
    Exchanges from Impact Contracts.................................    13
    Exchanges from Compounder Contracts.............................    14
    Information which may be Applicable to any Exchange.............    15
Calculation of Surrender Charge.....................................    15
    Illustration of Surrender Charge on Total Surrender.............    15
    Illustration of Surrender Charge on a 10% Partial Surrender
      Followed by a Full Surrender..................................    16
                                                                      PAGE
                                                                      ----
Purchase Unit Value.................................................    17
    Illustration of Calculation of Purchase Units Value.............    17
    Illustration of Purchase of Purchase Units......................    17
Performance Calculations............................................    18
Money Market Division Yields........................................    18
    Calculation of Current Yield for Money Market Division Two......    18
    Illustration of Calculation of Current Yield Money Market
       Division Two.................................................    18
    Calculation of Effective Yield for Money Market Division Two....    18
    Illustration of Calculation of Effective Yield for Money Market
       Division Two.................................................    18
Standardized Yield for Capital Conservation Division One............    18
    Calculation of Standardized Yield for Capital Conservation
       Division One.................................................    18
    Illustration of Calculation of Standardized Yield for Capital
       Conservation Division One....................................    18
Calculation of Average Annual Total Return..........................    19
Performance Information.............................................    20
Payout Payments.....................................................    24
    Assumed Investment Rate.........................................    24
    Amount of Payout Payments.......................................    24
    Payout Unit Value...............................................    25
    Illustration of Calculation of Payout Unit Value................    25
    Illustration of Payout Payments.................................    25
Distribution of Variable Annuity Contracts..........................    26
Experts.............................................................    26
Comments on Financial Statements....................................    26

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
      FOR UNIT VALUE INFORMATION CALL: 1-800-428-2542 & TDD 1-800-248-2542
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-358-2542
                         VALIC BY PHONE 1-800-428-2542
                       TDD VALIC BY PHONE 1-800-248-2542

AMERICAN GENERAL FINANCIAL GROUP LOGO

The Variable Annuity Life Insurance Company
is a member of American General Financial Group.
American General Financial Group(SM) is the marketing
name for and service mark owned and used by
American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas
PRINTED MATTER   PRINTED IN U.S.A.   VA 2620   REV 5/01

                                                               INDEPENDENCE PLUS
                                                              SEPARATE ACCOUNT A
                                                      FIXED AND VARIABLE ANNUITY

                                                                      PROSPECTUS
                                                                     May 1, 2001

                                         [AMERICAN GENERAL FINANCIAL GROUP LOGO]

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE ANNUITY CONTRACTS
INDEPENDENCE PLUS
SEPARATE ACCOUNT A                                                   May 1, 2001

PROSPECTUS

Independence Plus consists of flexible and single Purchase Payment group and individual fixed and variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. Independence Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain other employer sponsored plans as well as for certain after-tax arrangements that are not part of an employer's plan.

Independence Plus permits you to invest in and receive retirement benefits in up to 7 out of a total of 12 Fixed and Variable Account Options (2 fixed and 10 variable) described in this prospectus. Each Variable Account Option invests in a separate portfolio of North American Funds Variable Product Series I
("NAFV I").

--------------------------------------------------------------------------------

This prospectus provides you with information you should know before investing in Independence Plus. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2001, contains additional information about Independence Plus and is part of this prospectus. For a free copy call 1-800-448-2542. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN INDEPENDENCE PLUS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                   PAGE
                                                 --------
ABOUT THE PROSPECTUS.........................           1
FEE TABLE....................................           2
SUMMARY......................................           4
SELECTED PURCHASE UNIT DATA..................           6
GENERAL INFORMATION..........................           7
    About Independence Plus..................           7
    About VALIC..............................           7
    About VALIC Separate Account A...........           7
    Units of Interests.......................           8
    Distribution of the Contracts............           8
VARIABLE ACCOUNT OPTIONS.....................           8
    Summary of Funds.........................           8
PURCHASE PERIOD..............................           9
    Purchase Payments........................           9
    Purchase Units...........................          10
    Calculation of Purchase Unit Value.......          10
    Choosing Investment Options..............          10
      Fixed Account Options..................          11
      Variable Account Options...............          11
    Stopping Purchase Payments...............          11
TRANSFERS BETWEEN INVESTMENT OPTIONS.........          12
    During the Purchase Period...............          12
    During the Payout Period.................          12
    Communicating Transfer or Reallocation
      Instructions...........................          12
    Effective Date of Transfer...............          13
    Market Timing............................          13
FEES AND CHARGES.............................          13
    Account Maintenance Fee..................          13
    Surrender Charge.........................          13
      Amount of Surrender Charge.............          14
      10% Free Withdrawal....................          14
      Exceptions to Surrender Charge.........          14
    Premium Tax Charge.......................          14
    Separate Account Charges.................          14
    Fund Annual Expense Charges..............          15
    Other Tax Charges........................          15
    Reduction or Waiver of Account
      Maintenance Fee and Surrender Charge...          15
PAYOUT PERIOD................................          16
    Fixed Payout.............................          16
    Variable Payout..........................          16
    Combination Fixed and Variable Payout....          16
    Payout Date..............................          16
    Payout Options...........................          16
    Enhancements to Payout Options...........          17
    Payout Information.......................          17
SURRENDER OF ACCOUNT VALUE...................          18
    When Surrenders Are Allowed..............          18
    Surrender Process........................          18
    Amount That May Be Surrendered...........          18
                                                   PAGE
                                                 --------
     Surrender Restrictions..................          18
     Partial Surrenders......................          18
EXCHANGE PRIVILEGE...........................          19
    Restrictions on Exchange Privilege.......          19
    Agents' and Managers' Retirement Plan
      Exchange Offer.........................          19
DEATH BENEFITS...............................          20
    The Process..............................          20
    Beneficiary Information..................          20
    During the Purchase Period...............          20
    During the Payout Period.................          20
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS.................          21
    Types of Investment Performance
      Information Advertised.................          21
    Total Return Performance Information.....          21
    Standard Average Annual Total Return.....          21
    Nonstandard Average Annual Total
      Return.................................          21
    Cumulative Total Return..................          21
    Annual Change in Purchase Unit Value.....          21
    Cumulative Change in Purchase Unit
      Value..................................          21
    Total Return Based on Different
      Investment Amounts.....................          22
    An Assumed Account Value of $10,000......          22
    Yield Performance Information............          22
      North American-AG 1 Money Market
        Division.............................          22
        Divisions Other Than The North
          American-AG 1 Money Market
          Divisions..........................          22
OTHER CONTRACT FEATURES......................          22
    Changes That May Not Be Made.............          22
    Change of Beneficiary....................          22
    Cancellation -- The 10 Day "Free Look"...          22
    We Reserve Certain Rights................          23
    Fund Changes.............................          23
    Relationship to Employer's Plan..........          23
VOTING RIGHTS................................          23
    Who May Give Voting Instructions.........          23
    Determination of Fund Shares Attributable
      to Your Account........................          23
    During Purchase Period...................          23
    During Payout Period or after a Death
      Benefit Has Been Paid..................          23
    How Fund Shares Are Voted................          23
FEDERAL TAX MATTERS..........................          24
    Type of Plans............................          24
    Tax Consequences in General..............          24
    Effect of Tax-Deferred Accumulations.....          25
THE POWER OF TAX-DEFERRED GROWTH.............          25
PRIVACY NOTICE...............................          26

                                      (i)

[SIDE NOTE]

PARTICIPANT -- THE INDIVIDUAL, (IN MOST CASES YOU ARE THE PARTICIPANT) FOR WHOM PURCHASE PAYMENTS ARE MADE.

[END SIDE NOTE]

ABOUT THE PROSPECTUS
---------------------------------------------------

Unless otherwise specified in this prospectus, the words "we," "our," "Company," and VALIC mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

The specific terms that we define for you in this prospectus are:

DEFINED TERMS                          PAGE NO.
-------------                          --------

Account Value......................       11

Annuitant..........................       20

Assumed Investment Rate............       16

Beneficiary........................       20

Contract Owner.....................       20

Divisions..........................       21

Fixed Account Options..............       20

Home Office........................       12

Mutual Fund or Fund................       7

Participant........................       1

Participant Year...................       14

Payout Period......................       12

Payout Unit........................       16

Proof of Death.....................       20

Purchase Payments..................     9, 21

Purchase Period....................       12

Purchase Unit......................       10

VALIC Separate Account A...........       23

Variable Account Options...........     8, 20

This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Independence Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Independence Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Independence Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the NAFV I prospectus, available at www.valic.com (or call 1-800-448-2542).

Following this introduction is a summary of the major features and options of Independence Plus. This summary is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

FEE TABLE
------------------------------------------------------------------

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.

CONTRACT OWNER/PARTICIPANT EXPENSES(1)
  Maximum Surrender Charge (as a percentage of the lesser of all Purchase Payments received during the last 60 months
    or the amount withdrawn)(2)                                  5.00%
ACCOUNT MAINTENANCE FEE ($5.00 per quarter, during the first
  Participant Year, annualized)(2)                              $  20
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):
  Mortality and Expense Risk                                     1.00%
FUND ANNUAL EXPENSES
(as a percentage of average net assets):

                                                                 MANAGEMENT       OTHER       TOTAL
  FUND                                                              FEES       EXPENSES(3)   EXPENSES
  ----                                                          ------------   -----------   --------
  North American - AG Asset Allocation Fund(4)                      0.50%         0.09%        0.59%
  North American - AG Capital Conservation Fund                     0.50          0.09         0.59
  North American - AG Government Securities Fund                    0.50          0.09         0.59
  North American - AG International Equities Fund                   0.35          0.10         0.45
  North American - AG International Government Bond Fund            0.50          0.06         0.56
  North American - AG MidCap Index Fund                             0.31          0.09         0.40
  North American - AG 1 Money Market Fund                           0.50          0.10         0.60
  North American - AG Small Cap Index Fund                          0.35          0.09         0.44
  North American - AG Social Awareness Fund                         0.50          0.09         0.59
  North American - AG Stock Index Fund                              0.26          0.09         0.35

------------

                  (1)   Premium taxes are not shown here, but may be charged by some states. See: "Premium Tax Charge" in this prospectus.
                  (2)   Reductions in the surrender charge and the account
                        maintenance fee are available if certain conditions are met.
                        See "Reduction or Waiver of Account Maintenance Fee and
                        Surrender Charge" and "Exceptions to Surrender Charge" in
                        this prospectus. Account maintenance fee reduces to $15
                        after first Participant Year. No surrender charge will be
                        applied if your account has been in effect for 15 years or longer, or your account has been in effect for 5 years or
                        longer and you have attained age 59 1/2. There will be no
                        surrender charge on purchase payments received more than 60 months prior to surrender. Also, in any Participant Year,
                        withdrawals of up to 10% of Account Value may be withdrawn without a surrender charge.
                  (3)   Other Expenses includes custody, accounting, reports to
                        shareholders, audit, legal, administrative and other
                        miscellaneous expenses. The expenses have been restated to reflect contractual changes effective May 1, 2001.
                  (4)   The Asset Allocation Fund was formerly known as the Timed
                        Opportunity Fund.

------------------------------------------------------------------
EXAMPLE #1 -- If you do not surrender Independence Plus at the end of the period shown or you receive Payout Payments under a Payout Option:
--------------------------------------------------------------------------------

TOTAL EXPENSES: You would pay the following expenses on a $1,000 investment under a typical Independence Plus contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
North American - AG Asset Allocation / Div. 5                     $17         $51         $88         $193
North American - AG Capital Conservation / Div. 7                 $17         $51         $88         $193
North American - AG Government Securities / Div. 8                $17         $51         $88         $193
North American - AG International Equities / Div. 11              $15         $47         $81         $178
North American - AG International Government Bond / Div. 13       $16         $50         $87         $190
North American - AG MidCap Index / Div. 4                         $15         $45         $78         $172
North American - AG 1 Money Market / Div. 6                       $17         $52         $89         $194
North American - AG Small Cap Index / Div. 14                     $15         $47         $81         $177
North American - AG Social Awareness / Div. 12                    $17         $51         $88         $193
North American - AG Stock Index / Div. 10                         $14         $44         $76         $167

EXAMPLE #2 -- If you surrender Independence Plus at the end of the period shown:
--------------------------------------------------------------------------------

TOTAL EXPENSES: You would pay the following expenses on a $1,000 investment under a typical Independence Plus contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                --------    --------    --------    --------
North American - AG Asset Allocation / Div. 5                     $63         $101        $138        $193
North American - AG Capital Conservation / Div. 7                 $63         $101        $138        $193
North American - AG Government Securities / Div. 8                $63         $101        $138        $193
North American - AG International Equities / Div. 11              $62         $ 97        $131        $178
North American - AG International Government Bond / Div. 13       $63         $100        $137        $190
North American - AG MidCap Index / Div. 4                         $61         $ 95        $128        $172
North American - AG 1 Money Market / Div. 6                       $63         $101        $139        $194
North American - AG Small Cap Index / Div. 14                     $62         $ 97        $131        $177
North American - AG Social Awareness / Div. 12                    $63         $101        $138        $193
North American - AG Stock Index / Div. 10                         $61         $ 94        $126        $167

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds, which are, in effect, passed on to the Contract Owners and Participants.

SUMMARY
------------------------------------------------------------------

Independence Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Independence Plus's major features is presented below. For a more detailed discussion of Independence Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Independence Plus offers a choice from among 10 Variable Account Options. Each of the Variable Account Options shown below is a series of NAFV I, advised by American General Advisers, a division of VALIC. You will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Independence Plus also offers two Fixed Account Options.
--------------------------------------------------------------------------------

                       FIXED ACCOUNT                   INVESTMENT
                       OPTIONS                         STRATEGY
 ---------------------------------------------------------------------------------------------------------------------------
 FIXED OPTIONS         Fixed Account Plus              Guaranteed high current interest income
                       -----------------------------------------------------------------------------------------------------
                       Short-Term Fixed Account        Guaranteed current interest income
 ---------------------------------------------------------------------------------------------------------------------------
                       VARIABLE ACCOUNT                INVESTMENT
 VARIABLE OPTIONS      OPTIONS                         STRATEGY                                    ADVISER
 ---------------------------------------------------------------------------------------------------------------------------
 INDEX EQUITY FUNDS    Nort American - International   Growth through investments tracking the     American General Advisers
                       Equities Fund                   EAFE Index
                       -----------------------------------------------------------------------------------------------------
                       North American - AG MidCap      Growth through investments tracking the     American General Advisers
                       Index Fund                      S&P MidCap 400-Registered Trademark- Index
                       -----------------------------------------------------------------------------------------------------
                       North American - AG Small Cap   Growth through investments tracking the     American General Advisers
                       Index Fund                      Russell 2000-Registered Trademark-Index
                       -----------------------------------------------------------------------------------------------------
                       North American - AG             Growth through investments tracking the     American General Advisers
                       Stock Index Fund                S&P 500-Registered Trademark- Index
 ---------------------------------------------------------------------------------------------------------------------------
 INCOME FUNDS          North American - AG Capital     Income and possible growth through          American General Advisers
                       Conservation Fund               investments in high quality debt
                                                       securities
                       -----------------------------------------------------------------------------------------------------
                       North American - AG Government  Income and possible growth through          American General Advisers
                       Securities Fund                 investments in intermediate and long-term
                                                       government debt securities
                       -----------------------------------------------------------------------------------------------------
                       North American - AG             Income and possible growth through          American General Advisers
                       International Government Bond   investments in high quality foreign
                       Fund                            government debt securities
 ---------------------------------------------------------------------------------------------------------------------------
 SPECIALTY FUNDS       North American - AG Social      Growth through investments in stocks of     American General Advisers
                       Awareness Fund                  companies meeting social criteria of the
                                                       Fund
 ---------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET FUNDS    North American - AG 1 Money     Income through investments in short-term    American General Advisers
                       Market Fund                     money market securities
 ---------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION      North American - AG             Maximum return through investments in a     American General Advisers
 FUNDS                 Asset Allocation Fund           mix of stocks, bonds and money market
                                                       securities
 ---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
[SIDE NOTE]

MORE INFORMATION ON FEES MAY BE FOUND IN THE PROSPECTUS UNDER THE HEADINGS "FEES AND CHARGES" AND "FEE TABLE."

FOR A MORE DETAILED DISCUSSION OF THESE INCOME TAX PROVISIONS, SEE THE "FEDERAL TAX MATTERS"SECTION OF THE PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION.

FOR MORE INFORMATION ON PURCHASE PAYMENTS refer to the "PURCHASE PERIOD" section of this prospectus.

[END SIDE NOTE]

SUMMARY -- (CONTINUED)
---------------------------------------------------

A detailed description of the investment objective of each mutual fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current NAFV I prospectus, available at www.valic.com.

GUARANTEED DEATH BENEFIT
Independence Plus offers a death benefit equal to the greater of Account Value or Purchase Payments reduced by withdrawals upon death of the Annuitant during the Purchase Period.

TRANSFERS

There is no charge to transfer the money in your account among Independence Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once every 365 days.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE

During the first year a quarterly account maintenance fee of $5.00 is charged to your account. After the first Participant Year, the quarterly account maintenance fee is $3.75. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE

Under some circumstances a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract. For a detailed discussion on timing and deduction of premium taxes see the section of this prospectus entitled "Fees and Charges -- Premium Tax Charge."

SEPARATE ACCOUNT CHARGES

If you choose a Variable Account Option you will incur a mortality and expense risk fee computed at an aggregate annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

SINCE SOME OF THESE FEES MAY NOT APPLY TO YOUR CONTRACT, CONSULT YOUR VALIC RETIREMENT PLAN SPECIALIST TO SEE HOW THESE PROVISIONS APPLY TO YOU.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: an annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Independence Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

If the contract is a flexible Purchase Payment contract, Purchase Payments may be made at any time but each Purchase Payment must be at least $30 per Participant Account. The amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must also be at least $30. If the contract is a single Purchase Payment contract, the minimum Purchase Payment is $1,000 per Participant Account. These minimums may be waived where one purchaser, such as an employer, purchases a number of contracts.

SELECTED PURCHASE UNIT DATA
------------------------------------------------------------------

                                                                                         NORTH
                             NORTH         NORTH          NORTH          NORTH        AMERICAN -                        NORTH
                          AMERICAN -     AMERICAN -    AMERICAN -     AMERICAN -          AG             NORTH       AMERICAN -
                              AG             AG            AG             AG         INTERNATIONAL    AMERICAN -        AG 1
                             ASSET        CAPITAL      GOVERNMENT    INTERNATIONAL    GOVERNMENT          AG            MONEY
                          ALLOCATION    CONSERVATION   SECURITIES      EQUITIES          BOND        MIDCAP INDEX      MARKET
                          DIVISION 5     DIVISION 7    DIVISION 8     DIVISION 11     DIVISION 13     DIVISION 4     DIVISION 6
                          -----------   ------------   -----------   -------------   -------------   -------------   -----------
DECEMBER 31, 2000
    Purchase Units in
      Force.............   52,959,577    20,656,355    39,203,845      83,339,570      71,084,248     146,197,467    240,116,959
    Purchase Unit
      Value.............  $  4.029885   $  2.223456    $ 2.272280     $  1.523254     $  1.531714     $  6.604931    $  1.896980
DECEMBER 31, 1999
    Purchase Units in
      Force.............   61,240,667    24,749,727    45,292,728      94,415,343      90,136,603     151,288,816    233,940,123
    Purchase Unit
      Value.............  $  4.174280   $  2.056559    $ 2.032753     $  1.860227     $  1.609098     $  5.721920    $  1.807351
DECEMBER 31, 1998
    Purchase Units in
      Force.............   60,237,818    28,751,662    53,729,671     101,811,751      97,473,851     169,039,887    147,547,688
    Purchase Unit
      Value.............  $  3.772519   $  2.085846    $ 2.111727     $  1.454644     $  1.728006     $  5.029093    $  1.742617
DECEMBER 31, 1997
    Purchase Units in
      Force.............   57,307,351    28,242,598    45,034,894     122,716,744     111,480,591     171,065,657     84,182,521
    Purchase Unit
      Value.............  $  3.219282   $  1.962239    $ 1.957755     $  1.237299     $  1.490645     $  4.269122    $  1.673590
DECEMBER 31, 1996
    Purchase Units in
      Force.............   65,292,617    30,286,494    47,130,169     156,226,314     112,601,593     172,816,978     75,124,095
    Purchase Unit
      Value.............  $  2.651899   $  1.825549    $ 1.815651     $  1.222906     $  1.582230     $  3.272588    $  1.607212
DECEMBER 31, 1995
    Purchase Units in
      Force.............   75,851,431    29,573,808    39,847,053     172,564,018      73,369,250     172,613,690     51,907,757
    Purchase Unit
      Value.............  $  2.411022   $  1.812011    $ 1.799475     $  1.156454     $  1.530780     $  2.782677    $  1.545802
DECEMBER 31, 1994
    Purchase Units in
      Force.............   89,377,860    26,859,219    26,667,073     187,749,916      25,691,713     171,442,018     75,765,781
    Purchase Unit
      Value.............  $  1.951533   $  1.515278    $ 1.547150     $  1.054460     $  1.301357     $  2.153183    $  1.479129
DECEMBER 31, 1993
    Purchase Units in
      Force.............   93,899,802    24,628,606    26,563,166     117,215,227      18,155,381     134,621,879     24,799,810
    Purchase Unit
      Value.............  $  1.997266   $  1.630069    $ 1.636228     $  0.986387     $  1.258340     $  2.259378    $  1.439327
DECEMBER 31, 1992
    Purchase Units in
      Force.............   80,637,090    14,922,749    16,609,444      52,524,165       6,245,713      81,007,871     23,414,474
    Purchase Unit
      Value.............  $  1.846025   $  1.470167    $ 1.491537     $  0.767135     $  1.112826     $  2.021271    $  1.415690
MAY 1, 1992
    Purchase Unit
      Value(1)..........           --            --            --              --              --              --             --
DECEMBER 31, 1991
    Purchase Units in
      Force.............   76,624,765    11,069,044    11,694,890      27,011,169         953,038      49,106,844     25,545,494
    Purchase Unit
      Value.............  $  1.878219   $  1.366905    $ 1.405236     $  0.895250     $  1.090499     $  1.858030    $  1.384882
OCTOBER 1, 1991
    Purchase Unit
      Value(1)..........           --            --            --              --     $  1.000000              --             --


                             NORTH         NORTH          NORTH
                          AMERICAN -    AMERICAN -      AMERICAN -
                              AG            AG              AG
                           SMALLCAP       SOCIAL          STOCK
                             INDEX       AWARENESS        INDEX
                          DIVISION 14   DIVISION 12   DIVISION 10(2)
                          -----------   -----------   --------------
DECEMBER 31, 2000
    Purchase Units in
      Force.............   90,786,183   130,333,155    783,994,005
    Purchase Unit
      Value.............  $  2.413234   $  3.921948    $  5.112722
DECEMBER 31, 1999
    Purchase Units in
      Force.............   94,031,183   136,226,993    766,975,696
    Purchase Unit
      Value.............  $  2.522643   $  4.419383    $  5.696582
DECEMBER 31, 1998
    Purchase Units in
      Force.............  107,321,015   114,382,494    691,680,049
    Purchase Unit
      Value.............  $  2.100506   $  3.762308    $  4.772052
DECEMBER 31, 1997
    Purchase Units in
      Force.............  106,279,077    81,577,104    615,053,124
    Purchase Unit
      Value.............  $  2.163595   $  2.985333    $  3.753436
DECEMBER 31, 1996
    Purchase Units in
      Force.............  103,320,842    46,574,016    536,806,965
    Purchase Unit
      Value.............  $  1.785442   $  2.252673    $  2.848437
DECEMBER 31, 1995
    Purchase Units in
      Force.............   98,335,995    32,750,120    455,255,243
    Purchase Unit
      Value.............  $  1.544896   $  1.835102    $  2.343900
DECEMBER 31, 1994
    Purchase Units in
      Force.............  100,383,839    29,015,764    416,234,288
    Purchase Unit
      Value.............  $  1.222329   $  1.333899    $  1.724134
DECEMBER 31, 1993
    Purchase Units in
      Force.............   56,159,647    26,230,566    369,550,060
    Purchase Unit
      Value.............  $  1.277199   $  1.366979    $  1.729327
DECEMBER 31, 1992
    Purchase Units in
      Force.............    9,723,477    16,956,437    283,808,045
    Purchase Unit
      Value.............  $  1.112790   $  1.279516    $  1.589718
MAY 1, 1992
    Purchase Unit
      Value(1)..........  $  1.000000            --             --
DECEMBER 31, 1991
    Purchase Units in
      Force.............           --     8,447,711     90,526,907
    Purchase Unit
      Value.............           --   $  1.250634    $  1.505641
OCTOBER 1, 1991
    Purchase Unit
      Value(1)..........           --            --             --

-------------

                  (1)   Purchase Unit Value At Date Of Inception.
                  (2)   Effective with the merger of Quality Growth Fund into Stock
                        Index Fund on May 1, 1992, Quality Growth Division 9 was
                        merged into Stock Index Division 10C. The merger of
                        Divisions was accomplished by an exchange of units of
                        Quality Growth Division 9 for units of Stock Index Division
                        10C of equivalent value as calculated at the close of
                        business on April 30, 1992.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase Units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

[SIDE NOTE]

MUTUAL FUND OR FUND -- THE INVESTMENT PORTFOLIO(S) OF A REGISTERED OPEN-END MANAGEMENT INVESTMENT COMPANY, WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR EACH DIVISION REPRESENTED IN VALIC SEPARATE ACCOUNT A.

FOR MORE INFORMATION ABOUT VALIC, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

GENERAL INFORMATION
---------------------------------------------------

ABOUT INDEPENDENCE PLUS

Independence Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Independence Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Independence Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Independence Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Independence Plus.

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as the Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Independence Plus. American General Advisers is the investment advisor business division of VALIC. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

On March 11, 2001, American General Corporation, the parent of The Variable Annuity Life Insurance Company and The Variable Annuity Marketing Company, Independence Plus' investment adviser and underwriter, respectively, entered into an Agreement and Plan of Merger with Prudential plc, an international retail financial services organization with its primary headquarters in London, England. As a result of the transaction, American General Corporation will become a wholly-owned indirect subsidiary of Prudential plc. It is currently anticipated that the transaction, which is subject to approval by American General Corporation and Prudential plc shareholders, regulatory approvals and other conditions, will close by the end of the third quarter of 2001. Prudential plc is not affiliated with The Prudential Insurance Company of America.

On April 3, 2001, American General Corporation received an unsolicited competing offer from American International Group, Inc. which is currently under consideration.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Independence Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Independence Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Ten Divisions are available and represent the Variable Account Options in Independence Plus. Each of these Divisions invests in a different Mutual Fund made available through Independence Plus. For example, Division Ten represents and invests in the North American - AG Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Independence Plus. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business

---------------------------------------------------
[SIDE NOTE]

THE DISTRIBUTOR'S ADDRESS IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO SEPARATE ACCOUNT DIVISIONS OFFERED BY INDEPENDENCE PLUS. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS MAY BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

[END SIDE NOTE]

operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Independence Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Independence Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Independence Plus be held exclusively for the benefit of the contract owners, participants, annuitants, and beneficiaries of Independence Plus. The commitments under the Contracts are VALIC's, and American General Corporation has no legal obligation to back these commitments. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The Variable Annuity Marketing Company ("the Distributor"), an affiliate subsidiary of VALIC, acts as VALIC's Separate Account A distributor.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

VARIABLE ACCOUNT OPTIONS
---------------------------------------------------

Independence Plus enables you to participate in Divisions that represent ten Variable Account Options. Your retirement program may limit the number of Variable Account Options in which you may invest. Certain additional limitations may also apply. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in a specific portfolio of NAFV I. NAFV I serves as the investment vehicle for Independence Plus.

NAFV I is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each Mutual Fund option, including charges and expenses, you should refer to the NAFV I prospectus.

SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below.

- NORTH AMERICAN - AG ASSET ALLOCATION FUND (DIVISION 5) -- Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities. Formerly known as the Timed Opportunity Fund.

- NORTH AMERICAN - AG CAPITAL CONSERVATION FUND (DIVISION 7) -- Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

- NORTH AMERICAN - AG GOVERNMENT SECURITIES FUND (DIVISION 8) -- Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

- NORTH AMERICAN - AG INTERNATIONAL EQUITIES FUND (DIVISION 11) -- Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.

---------------------------------------------------
[SIDE NOTE]

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY INDEPENDENCE PLUS.

[END SIDE NOTE]

- NORTH AMERICAN - AG INTERNATIONAL GOVERNMENT BOND FUND (DIVISION 13) -- Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

- NORTH AMERICAN - AG MIDCAP INDEX FUND -- Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400-Registered Trademark- Index*.

- NORTH AMERICAN - AG 1 MONEY MARKET FUND (DIVISION 6) -- Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

- NORTH AMERICAN - AG SMALL CAP INDEX FUND (DIVISION 14) -- Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000-Registered Trademark- Index.**

- NORTH AMERICAN - AG SOCIAL AWARENESS FUND (DIVISION 12) -- Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

- NORTH AMERICAN - AG STOCK INDEX FUND (DIVISION 10) -- Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index-Registered Trademark-***.

* "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-" AND "S&P MIDCAP 400" ARE TRADEMARKS OF STANDARD AND POOR'S ("S&P"). AGSPC MIDCAP INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THIS FUND.

** THE RUSSELL-REGISTERED TRADEMARK- INDEX IS A TRADEMARK/SERVICEMARK OF THE FRANK RUSSELL TRUST COMPANY. RUSSELL-TM- IS A TRADEMARK OF THE FRANK RUSSELL COMPANY.

*** "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-" AND "S&P 500-REGISTERED TRADEMARK-" ARE TRADEMARKS OF STANDARD AND POOR'S ("S&P"). THE AGSPC STOCK INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THIS FUND.

PURCHASE PERIOD
---------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when an Independence Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Independence Plus was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:


                  INITIAL   SUBSEQUENT
 CONTRACT TYPE    PAYMENT   PAYMENT
----------------  ------       ----
Periodic Payment  $   30       $ 30
Single Payment    $1,000        -0-

Periodic Payment minimums apply to each Periodic Payment made. In the case of a Periodic Payment, the amount of each Purchase Payment allocated to each Variable Account Option and Fixed Account Option must be at least $30. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

---------------------------------------------------
[SIDE NOTE]

PURCHASE UNIT -- A MEASURING UNIT USED TO CALCULATE YOUR ACCOUNT VALUE DURING THE PURCHASE PERIOD. THE VALUE OF A PURCHASE UNIT WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE SEPARATE ACCOUNT DIVISION YOU HAVE SELECTED.

FOR MORE INFORMATION AS TO HOW PURCHASE UNIT VALUES ARE CALCULATED, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

  RETURN PURCHASE PAYMENTS. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  EMPLOYER-DIRECTED ACCOUNT. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division, or other investment option chosen by your employer. If your employer chooses an Option other than the Money Market Division, the value of your investment may fluctuate and you could lose money. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  STARTER ACCOUNT. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern Time (see Calculation of Purchase Unit Value below for more information). Once we have established your account and have applied your initial Purchase Payment as described above, any subsequent Purchase Payment that we receive at our Home Office before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit Value for a Division is calculated as shown below:


STEP 1: Calculate the gross investment rate:
     Gross Investment Rate
=    (EQUALS)
     The Division's investment income and
     capital gains and losses (whether
     realized or unrealized) on that day from the assets attributable to the Division.
 DIVIDED BY (DIVIDED BY)
     The value of the Division for the
     immediately preceding day on which the
     values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern Time on each business day when the Exchange is open.


STEP 2: Calculate net investment rate for any day as follows:
     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in
     Step 1)
-    (MINUS)
     Separate Account charges and any income
     tax charges.

STEP 3: Determine Purchase Unit Value for that day.
     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate
     preceding day.
X    (MULTIPLIED BY)
     Net Investment Rate (as calculated in
     Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 12 investment options offered in Independence Plus. This includes 2 Fixed Account Options and 10 Variable Account Options. The Funds that underlie the Variable Account

---------------------------------------------------
Options are registered as separate portfolios of NAFV I. NAFV I is registered as an investment company under the Act and is subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and interests in the Fixed Account Options are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.


Here is how you may calculate the value of your Fixed Account Option during the Purchase
Period:
     Value of Your Fixed Account Options
=    (EQUALS)
     All Purchase Payments made to the Fixed
     Account Options
+    (PLUS)
     Amounts transferred from Variable
     Account Options to the Fixed Account
     Options
+    (PLUS)
     All interest earned
-    (MINUS)
     Amounts transferred or withdrawn from
     Fixed Account Options
     (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than seven investment options. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options"
section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:
     Value of Your Variable Account Option
=    (EQUALS)
     Total Number of Purchase Units
X    (MULTIPLIED BY)
     Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Independence Plus account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

In the case of an individual contract, if both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. In the case of a group contract, if your Account Value (less any withdrawals) falls below $300, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closures will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

---------------------------------------------------
[SIDE NOTE]

ACCOUNT VALUE -- THE TOTAL SUM OF YOUR FIXED ACCOUNT AND/OR VARIABLE ACCOUNT OPTIONS THAT HAVE NOT YET BEEN APPLIED TO YOUR PAYOUT PAYMENTS.

PURCHASE PERIOD -- THE TIME BETWEEN YOUR FIRST PURCHASE PAYMENT AND YOUR PAYOUT PERIOD (OR SURRENDER).

PAYOUT PERIOD -- THE TIME THAT STARTS WHEN YOU BEGIN TO WITHDRAW YOUR MONEY IN A STEADY STREAM OF PAYMENTS.

HOME OFFICE -- OUR PRINCIPAL OFFICE AT 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019.

[END SIDE NOTE]

TRANSFERS BETWEEN INVESTMENT OPTIONS
---------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Independence Plus without a charge. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers and to restrict the method of communicating transfers or reallocations as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD

During the Purchase Period, transfers may be made between Independence Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make. We may also limit the method and manner of providing or communicating transfer and reallocation instructions.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:


     FIXED         OPTION                         OTHER
    ACCOUNT         VALUE       FREQUENCY     RESTRICTIONS
---------------  -----------   -----------   ---------------
Fixed Account    Up to 20%     At any time   None (1)
  Plus            per
                  contract
                  year
                 100%          At any time   If Account
                                             Value is less
                                             than $500
Short-Term       Up to 100%    At any time   90-day Holding
  Fixed                                      Period If
  Account:                                   transfer was
                                             previously made
                                             into Short-
                                             Term Fixed
                                             Account.(2)

-------------

(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD

During the Payout Period, transfers may be made from Independence Plus's investment options subject to the following limitations:


                          OPTION                               OTHER
   ACCOUNT OPTION          VALUE            FREQUENCY        RESTRICTIONS
---------------------  -------------   -------------------   ----------
Variable:               Up to 100%     Once every 365 days      None
Combination Fixed and  Up to 100% of   Once every 365 days      None
  Variable Payout:       money in
                         variable
                       option payout
Fixed:                 Not permitted           --                --

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self service automated phone system (VALIC by Phone), or in writing. We will send a confirmation of transactions within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within one business day of receipt.

Instructions for transfers or reallocations may be made via the internet as follows:

- Log on to www.valic.com
- Click "View Your Account Here" and log into VALIC Online
- Click either "Asset Transfer" (to transfer existing funds) or "Allocation Change" (to reallocate future contributions) under the "Transactions" menu
- Select the desired account, input the transaction request, then click
  "Continue"
- Review your transaction request for accuracy and then click "Continue" to submit to VALIC

Instructions for transfers or reallocations may be made via an automated telephone system (VALIC by Phone) as follows:

- Call 1-800-428-2542 and press any key to signify that you have a touch tone phone
- Press 1 for "Account Inquiries and Transaction Requests"
- Enter your Social Security Number and personal identification number (PIN)
- Select the desired account and press 2 for an asset transfer or allocation change
- Follow the scripts to complete your transaction request and to submit to VALIC

Instructions for transfer or reallocations may also be made as follows:

- Call 1-800-621-7792
- Enter your Social Security Number
- You may use the automated telephone system or speak with a Client Service Professional

You may also send written instructions by completing a VALIC form for transfers or reallocations:

- Written instructions should be sent to VALIC's Home Office
- A VALIC financial change form is required
- Written instructions are required if you are requesting a transfer to or from the MVA Option
- Written instructions are required if you have notified us not to accept telephone instructions
- We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. This does not apply to a contract with the immediate family of an employee or representative of VALIC.

You will bear the risk of loss arising from instructions received by telephone or online. We are not responsible for the authenticity of such instructions. Any telephone or online instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. Transfer instructions during the Payout Period cannot be done online. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities using programmed and/or frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts or frequent transfers that could disadvantage other Contract Owners.

FEES AND CHARGES
---------------------------------------------------

By investing in Independence Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee

- Surrender Charge

- Premium Tax Charge

- Separate Account Charges

- Fund Annual Expense Charge

- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $5.00 will be deducted on the last day of each calendar quarter following receipt of the first purchase payment during the first Participant Year. After the first Participant Year, the quarterly account maintenance fee is $3.75. We will sell Purchase Units from your Account to pay the account maintenance fee. The fee will be assessed equally among the Variable Account Options and Fixed Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for Independence Plus. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Independence Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

No account maintenance fee will be assessed during the Payout Period.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

---------------------------------------------------
[SIDE NOTE]

PARTICIPANT YEAR -- THE FIRST TWELVE MONTH PERIOD AND THEN EACH YEARLY ANNIVERSARY OF THAT PERIOD FOLLOWING THE ISSUE DATE OF THE CONTRACT OR CERTIFICATE.

[END SIDE NOTE]

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, the first withdrawal of up to 10% of the Account Value will not be subject to a surrender charge. The surrender charge will apply to the lesser of any amount withdrawn that exceeds this 10% limit or the amount of the surrender attributable to Purchase Payments received during the most recent 60 months. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender (applicable to qualified contracts only).

The surrender charge may be reduced or waived if Independence Plus is issued to certain types of plans or similar arrangements which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee and Surrender Charge" section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee applied to VALIC Separate
Account A. This is a daily charge at an annualized rate of 1.00% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Independence Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit which may be higher than your Account Value. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Independence Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee.

For more information about the mortality and expense risk fee, see the Fee Table in this prospectus.

---------------------------------------------------
FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE AND SURRENDER CHARGE

We may, as described below, determine that the account maintenance fee and surrender charges for Independence Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for such programs and arrangements. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

- The type of retirement program.

  Certain types of retirement programs because of their stability can result in lower administrative costs.

- The nature of your retirement program.

  Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

- Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

- The frequency of Purchase Payments for your retirement program.

  Purchase Payments received no more than once a year can reduce administrative costs.

- The administrative tasks performed by your employer for your retirement program.

  The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

- The size of your retirement program.

  A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

- The total amount of Purchase Payments to be received for your retirement program.

  Larger Purchase Payments can reduce sales expenses.

- The use of mass enrollment or related administrative tasks performed by your employer for your retirement program. We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

PAYOUT PERIOD
---------------------------------------------------

[SIDE NOTE]

PAYOUT UNIT -- A MEASURING UNIT USED TO CALCULATE PAYOUT PAYMENTS FROM YOUR VARIABLE ACCOUNT OPTION. PAYOUT UNIT VALUES WILL VARY WITH THE INVESTMENT EXPERIENCE OF THE VALIC SEPARATE ACCOUNT A DIVISION YOU HAVE SELECTED.

ASSUMED INVESTMENT RATE -- THE RATE USED TO DETERMINE YOUR FIRST MONTHLY PAYOUT PAYMENT PER THOUSAND DOLLARS OF ACCOUNT VALUE IN YOUR VARIABLE ACCOUNT OPTION(S).

FOR MORE INFORMATION ABOUT PAYOUT OPTIONS OR ENHANCEMENTS OF THOSE PAYOUT OPTIONS AVAILABLE UNDER THE CONTRACT, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under Fixed Payout, you will receive monthly payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  -  Type and duration of Payout Option chosen;

  -  Your age or your age and the age of your survivor(1);

  - Your sex or your sex and the sex of your survivor(1) (IRAs and certain nonqualified contracts);

  -  The portion of your Account Value being applied; and

  -  The payout rate being applied and the frequency of the payments.

  (1)  This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT

With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with

  - A Fixed Account Option (payment is fixed and guaranteed).

Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Account Option is chosen.

PAYOUT DATE

The Payout Date is the date selected by you on which your payout (annuity) payments will start. The date selected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin after the Annuitant's 50th birthday but prior to the Annuitant's 75th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be

---------------------------------------------------
    possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between three and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Each Payout Option, except Payment for a Designated Period, is available as a Fixed and Variable Payout. Payment for a Designated Period is available as a Fixed Payout Option only.

You may elect a different Payout Option if we agree.

ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Under certain retirement plans, federal pension law may require that payments be made under the Joint and Survivor Life Payout Option.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan. Also, if your annual payment is less than $100, we reserve the right to make a lump sum payment of the remaining annuity value.

SURRENDER OF ACCOUNT VALUE
---------------------------------------------------

WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the Surrender Value to you within 7 calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form. For example, a loan termination or loan payoff must be processed prior to surrendering an account. If you are not 100% vested, forfeited dollars must be removed prior to the Surrender transaction. Additionally, if your Plan Administrator must approve a request for Surrender, the request will not be considered in good order until the Plan Administrator approval is received. The above examples may not be all-inclusive, but are illustrations of processes that must be completed before a request is considered to be in good order.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the NAFV I prospectus for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed in accordance with the procedures above.

We may defer payment of the Surrender Value in the Fixed Account Options for up to 6 months. Interest will be paid on such amounts if payment of Fixed Account Option Surrender Value is deferred for 30 calendar days or more.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered at any time can be determined as follows:


                                           Your Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)        - (MINUS)
        Value                             Any Applicable
                                         Surrender Charge
  (1) Equals the Account Value next computed after your
      properly completed request for surrender is
      received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except for attainment of age 70 1/2, retirement, or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any

---------------------------------------------------
applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options and Variable Account Options for the payment of Account Value.

The reduction in the number of Purchase Units credited to your Account Value will equal:


                                         Your Purchase
                                          Units next
     The amount                         computed after
     surrendered          DIVIDED BY      the written
      + (PLUS)          (DIVIDED BY)      request for
Any Surrender Charge                     surrender is
                                        received at our
                                         Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

EXCHANGE PRIVILEGE
---------------------------------------------------

We issue other fixed and/or variable annuity contracts (others contracts) in addition to Independence Plus. We will allow you, under certain conditions, to exchange from one of these other contracts to Independence Plus. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange rights, you should contact your nearest Regional Office. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges. Partial exchanges are not permitted.

Additionally, if you have your money in a fixed account of one of the other contracts or in a fixed annuity contract, you must exchange directly into the Fixed Account Options of Independence Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Independence Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Independence Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

AGENTS' AND MANAGERS' RETIREMENT PLAN EXCHANGE OFFER

GENERAL. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the Company's SA-1 Contracts for the equivalent units of interest in Independence Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Independence Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Independence Plus from SA-1 Contracts may have surrender charges and account maintenance fees imposed under Independence Plus.

[SIDE NOTE]

BENEFICIARY -- THE PERSON DESIGNATED TO RECEIVE PAYOUT PAYMENTS UPON THE DEATH OF AN ANNUITANT.

ANNUITANT -- THE INDIVIDUAL, (IN MOST CASES THIS PERSON IS YOU) TO WHOM PAYOUT PAYMENTS WILL BE PAID.

CONTRACT OWNER -- EITHER YOUR EMPLOYER OR ORGANIZATION IN THE CASE OF A GROUP CONTRACT OR THE ANNUITANT IN THE CASE OF AN INDIVIDUAL CONTRACT. IF THE CONTRACT IS AN INDIVIDUAL NON-QUALIFIED TYPE, THIS IS GENERALLY THE ANNUITANT BUT IS NOT REQUIRED TO BE. ALSO, A CONTINGENT CONTRACT OWNER MAY BE DESIGNATED.

FIXED ACCOUNT OPTIONS -- A PARTICULAR SUBACCOUNT INTO WHICH YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE MAY BE ALLOCATED TO FIXED INVESTMENT OPTIONS. CURRENTLY, THE FIXED ACCOUNT OPTIONS IN INDEPENDENCE PLUS ARE FIXED ACCOUNT PLUS AND SHORT-TERM FIXED ACCOUNT. EACH OPTION OF THIS TYPE IS GUARANTEED TO EARN AT LEAST A MINIMUM RATE OF INTEREST.

VARIABLE ACCOUNT OPTIONS -- INVESTMENT OPTIONS THAT CORRESPOND TO VALIC SEPARATE ACCOUNT A DIVISIONS OFFERED BY INDEPENDENCE PLUS. INVESTMENT RETURNS ON VARIABLE ACCOUNT OPTIONS WILL BE POSITIVE OR NEGATIVE DEPENDING ON THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND.

PROOF OF DEATH -- A CERTIFIED COPY OF THE DEATH CERTIFICATE, A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO DEATH, A WRITTEN STATEMENT BY AN ATTENDING PHYSICIAN, OR ANY OTHER PROOF SATISFACTORY TO VALIC.

[END SIDE NOTE]

DEATH BENEFITS
---------------------------------------------------

Independence Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Independence Plus may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. You or your beneficiary may contact your VALIC financial professional at 1-800-448-2542 with any questions about required documentation and paperwork.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

BENEFICIARIES OTHER THAN SPOUSES.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Independence Plus.

DURING THE PURCHASE PERIOD

If death occurs during the Purchase Period, the death benefit will be the greater of:


YOUR ACCOUNT VALUE ON THE DATE ALL PAPERWORK IS
COMPLETE AND IN A FORM ACCEPTABLE TO VALIC
     OR
     100% of Purchase Payments (to Fixed and/or
     Variable Account Options)
-    (MINUS)
     Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Independence Plus are described in the "Payout Period" section of this prospectus.

- If the Life Only Option or Joint and Last Survivor Life Option were chosen, there will be no death benefit.

- If the Life With Guaranteed Period Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

  - Receive the present value of any remaining payments in a lump sum; or

  - Receive the remaining payments under the same terms of the option chosen by the deceased Participant and be entitled to elect anytime thereafter to receive the present value of any remaining payments in a lump sum; or

  - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

---------------------------------------------------
[SIDE NOTE]

DIVISIONS -- SUBACCOUNTS OF VALIC SEPARATE ACCOUNT A WHICH REPRESENT THE VARIABLE ACCOUNT OPTIONS IN INDEPENDENCE PLUS. EACH DIVISION INVESTS IN A DIFFERENT MUTUAL FUND, EACH HAVING ITS OWN INVESTMENT OBJECTIVE AND STRATEGY.

PURCHASE PAYMENTS -- AN AMOUNT OF MONEY YOU PAY TO VALIC TO RECEIVE THE BENEFITS OF AN ANNUITY CONTRACT OFFERED BY INDEPENDENCE PLUS.

FOR MORE INFORMATION ON HOW TOTAL RETURN PERFORMANCE INFORMATION IS CALCULATED AND PERFORMACE TABLES, SEE THE STATEMENT OF ADDITIONAL INFORMATION.

[END SIDE NOTE]

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
---------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return

  - Nonstandard Average Annual Total Return

  - Cumulative Total Return

  - Annual Change in Purchase Unit Value

  - Cumulative Change in Purchase Unit Value

  - Total Return Based on Different Investment Amounts

  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Independence Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return, except that Nonstandard Average Annual Total Return shows only the historic investment results of the Division, and account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Independence Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the end of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Independence Plus charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

NORTH AMERICAN - AG 1 MONEY MARKET DIVISION

We may advertise the North American - AG 1 Money Market Division's Current Yield and Effective Yield.

The Current Yield refers to the income produced by an investment in the North American - AG 1 Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the North American - AG 1 Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 2000 was 5.09%.

The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the North American - AG 1 Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 2000 was 5.22%.

DIVISIONS OTHER THAN THE NORTH AMERICAN - AG 1 MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the North American - AG 1 Money Market Division. The yield for each of these Divisions will be determined as follows:

- We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

- We will divide the remainder by the Purchase Unit Value on the last day of the period; and

- We will annualize the result.

OTHER CONTRACT FEATURES
---------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Independence Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CANCELLATION -- THE 10 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 10 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

---------------------------------------------------
[SIDE NOTE]

VALIC SEPARATE ACCOUNT A - A SEGREGATED ASSET ACCOUNT ESTABLISHED BY VALIC UNDER THE TEXAS INSURANCE CODE. THE PURPOSE OF VALIC SEPARATE ACCOUNT A IS TO RECEIVE AND INVEST YOUR PURCHASE PAYMENTS AND ACCOUNT VALUE IN THE VARIABLE ACCOUNT OPTIONS YOU HAVE SELECTED.

[END SIDE NOTE]

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract for Fund Changes;

  - Amend the Contract to comply with tax or other laws;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

FUND CHANGES

We may amend your Contract to match changes to the funds offered under your Contract. For example, we may establish new funds, delete funds, stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if we receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new fund offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your fund choices.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Independence Plus in this prospectus.

VOTING RIGHTS
---------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true in most cases even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with your instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Independence Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting. At such time, the Annuitant, or the Beneficiary after the Annuitant's death, will be entitled to give voting instructions for shareholder meetings.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Independence Plus may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies.

---------------------------------------------------
VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participant Accounts invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
---------------------------------------------------

Independence Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Independence Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a), 403(a) and 401(k) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs and SARSEPs;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts."

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Independence Plus is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Independence Plus can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Independence Plus is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status.

---------------------------------------------------
In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by (or, generally, for the benefit of) natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - An Independence Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        NONQUALIFIED
                          CONTRACT
          CONVENTIONAL  TAX-DEFERRED  TAX-DEFERRED
            SAVINGS       ANNUITY       ANNUITY
10 YEARS       $16,122       $18,128       $25,178
20 YEARS       $44,347       $57,266       $79,536
30 YEARS       $93,761      $141,761      $196,891

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee charges and may also incur account maintenance fees and surrender charges. The chart does not reflect the deduction of any such fees. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. The 8% yield on the tax-favored program will be reduced by the impact of income taxes upon withdrawal. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                        TAX-FAVORED   CONVENTIONAL
                        RETIREMENT      SAVINGS
                          PROGRAM       ACCOUNT
                        -----------   ------------
Annual amount
  available for
  savings before
  federal taxes.......    $2,500         $2,500
Current federal income
  tax due on Purchase
  Payments............         0           (700)
Net retirement plan
  Purchase Payments...    $2,500         $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income.

[LOGO]
                                                        PRIVACY  NOTICE

YOUR PRIVACY
    IS IMPORTANT

American General understands your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of the American General companies. This notice will help you understand what types of nonpublic personal information -- information about you that is not publicly available -- we may collect, how we use it and how we protect your privacy.


AMERICAN GENERAL'S PRIVACY POLICY HIGHLIGHTS

- WE COLLECT NONPUBLIC PERSONAL INFORMATION TO PROCESS AND ADMINISTER OUR CUSTOMERS' BUSINESS AND TO ENSURE THAT WE ARE SATISFYING THEIR FINANCIAL NEEDS.

- WE HAVE POLICIES AND PROCEDURES IN PLACE TO PROTECT NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS.

- WE DO NOT SELL NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO THIRD PARTIES, I.E., COMPANIES OR INDIVIDUALS THAT ARE NOT AFFILIATED WITH AMERICAN GENERAL.

- WE DO NOT DISCLOSE ANY NONPUBLIC PERSONAL INFORMATION ABOUT OUR CUSTOMERS TO ANYONE, EXCEPT AS PERMITTED BY LAW.

- WE DO NOT SHARE OR USE PERSONALLY IDENTIFIABLE HEALTH INFORMATION FOR MARKETING PURPOSES.

-  OUR PRIVACY POLICY APPLIES TO BOTH CURRENT AND FORMER CUSTOMERS.


QUESTIONS
    AND ANSWERS
    that detail American General's Privacy Policy

WHAT TYPES OF NONPUBLIC PERSONAL INFORMATION DOES AMERICAN GENERAL COLLECT?

- American General's employees, representatives, agents and selected third parties may collect nonpublic personal information about our customers, including:

   -  Information provided to us, such as on applications or other forms.

   -  Information about transactions with us, our affiliates or third parties.

   - Information from others, such as credit reporting agencies, employers and federal and state agencies.

- The types of nonpublic personal information American General collects vary according to the products or services provided and may include, for example: account balances, income, assets, insurance premiums, credit reports, marital status and payment history. We also may collect nonpublic personal health information, like medical reports, for certain types of insurance policies in order to underwrite the policy, administer claims or perform other insurance or related functions.

WHAT DOES AMERICAN GENERAL DO TO PROTECT NONPUBLIC PERSONAL INFORMATION?

- We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who need to know the information to provide products and services to our customers.

- We have policies and procedures that give direction to our employees, and agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

- We maintain physical, electronic and procedural safeguards to protect nonpublic personal information.

WITH WHOM DOES AMERICAN GENERAL SHARE NONPUBLIC PERSONAL INFORMATION, AND WHY?

- We do not share nonpublic personal information about our customers with anyone, including other affiliated American General companies or third parties, except as permitted by law.

- We may disclose, as allowed by law, all types of nonpublic personal information we collect when needed, to:

    (i) affiliated American General companies, agents, employees, representatives and third parties that market our services and products and administer and service customer accounts on our behalf; or

   (ii) other financial institutions with whom we have joint marketing agreements.

- Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker/dealers, auditors, regulators, transfer agents and reinsurers.

- We do not share personally identifiable health information unless the customer or the applicable law authorizes further sharing.


DOES AMERICAN GENERAL'S PRIVACY POLICY APPLY TO ITS AGENTS AND REPRESENTATIVES?

- American General's Privacy Policy applies, to the extent required by law, to its agents and representatives when they are acting on behalf of American General.

- Please note: There may be instances when these same agents and representatives may not be acting on behalf of American General, in which case they may collect nonpublic personal information on their own behalf or on behalf of another. In these instances, American General's Privacy Policy would not apply.

WILL AMERICAN GENERAL'S PRIVACY POLICY CHANGE?

- American General reserves the right to change any of its privacy policies and related procedures at any time, in accordance with applicable federal and state laws. You will receive appropriate notice if our Privacy Policy changes.

       THIS PRIVACY NOTICE IS PROVIDED TO YOU FOR INFORMATIONAL PURPOSES ONLY. YOU DO NOT NEED TO CALL OR TAKE ANY ACTION IN RESPONSE TO THIS
             NOTICE. WE RECOMMEND THAT YOU READ AND RETAIN THIS
                      NOTICE FOR YOUR PERSONAL FILES.

THIS PRIVACY NOTICE IS PROVIDED ON BEHALF OF THE FOLLOWING AMERICAN GENERAL
COMPANIES:

   AGC Life Insurance Company - All American Life Insurance Company - The American Franklin Life Insurance Company - American General Annuity Insurance Company - American General Asset Management Corp. - American General Assignment Corporation - American General Assignment Corporation of New York - American General Assurance Company - American General Bancassurance Services, Inc. - American General Financial Advisors, Inc. - American General Financial Institutions Group, Inc. - American General Financial Services, Inc. - American General Fund Distributors, Inc. - American General Gateway Services, L.L.C. - American General Indemnity Company - American General Investment Management, L.P. - American General Life and Accident Insurance Company - American General Life Companies - American General Life Insurance Company - American General Life Insurance Company of New York - American General Life Insurance Company of Pennsylvania - American General Property Insurance Company - American General Property Insurance Company of Florida - American General Retirement Services Company - American General Securities, Inc. - Franklin Financial Services Corporation - The Franklin Life Insurance Company - North American Funds - North Central Life Insurance Company - The Old Line Life Insurance Company of America - The United States Life Insurance Company in the City of New York - VALIC Trust Company - The Variable Annuity Life Insurance Company
   - Variable Annuity Marketing Company - Any separate accounts of the previously listed companies.


American General Financial Group-SM- is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries. Each company is financially responsible for the products and services it offers. American General Corporation has no responsibility for the financial condition or contractual obligations of its affiliated companies.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

   Participant/Contract Owner Name:
   --------------------------------------------------------------------------
   Social Security Number:
   --------------------------------------------------------------------------
   Birth Date:
I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Accumulation Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Accumulation Values or Annuity Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

          ----------------------------------------                ----------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office or to the Home Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                      PAGE
                                                    --------
General Information.............................           3
    Marketing Information.......................           3
    Types of Variable Annuity Contracts.........           3
Federal Tax Matters.............................           3
    General.....................................           3
    Taxes Payable by Participants and
      Annuitants................................           4
    Section 403(b) Annuities for Employees of
      Certain Tax-Exempt Organizations or Public
      Educational Institutions..................           4
    Section 401 Qualified Pension,
      Profit-Sharing or Annuity Plans...........           5
    Section 408(b) Individual Retirement
      Annuities (other than Roth IRAs)..........           5
    Simplified Employee Pension Plans...........           6
    Section 457 Deferred Compensation Plans of
      Public Employers and Tax-Exempt
      Organizations.............................           7
    Private Employer Unfunded Deferred
      Compensation Plans........................           8
    Non-Qualified Contracts.....................           8
    Fund Diversification........................           9
Exchange Privilege..............................           9
    Exchanges from Independence Plus
      Contracts.................................           9
    Exchanges from V-Plan Contracts.............          10
    Exchanges from SA-1 and SA-2 Contracts......          11
    Exchanges from Impact Contracts.............          13
    Exchanges from Compounder Contracts.........          14
    Information which may be Applicable to any
      Exchange..................................          14
Calculation of Surrender Charge.................          15
    Illustration of Surrender Charge on Total
      Surrender.................................          15
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.................................          16
                                                      PAGE
                                                    --------
Purchase Unit Value.............................          17
    Illustration of Calculation of Purchase Unit
       Value....................................          17
    Illustration of Purchase of Purchase
       Units....................................          17
Performance Calculations........................          17
Money Market Division Yields....................          17
    Calculation of Current Yield for Money
       Market Division Six......................          17
    Illustration of Calculation of Current Yield
       Money Market Division Six................          17
    Calculation of Effective Yield for Money
       Market Division Six......................          17
    Illustration of Calculation of Effective
       Yield for Money Market Division Six......          18
Standardized Yield for Divisions Seven, Eight
  and Thirteen..................................          18
    Calculation of Standardized Yield for
       Divisions Seven, Eight and Thirteen......          18
    Illustration of Calculation of Standardized
       Yield for Divisions Seven, Eight and
       Thirteen.................................          18
Calculation of Average Annual Total Return......          19
Performance Information.........................          20
Payout Payments.................................          24
    Assumed Investment Rate.....................          24
    Amount of Payout Payments...................          24
    Payout Unit Value...........................          25
    Illustration of Calculation of Payout Unit
       Value....................................          25
    Illustration of Payout Payments.............          25
Distribution of Variable Annuity Contracts......          26
Experts.........................................          26
Comments on Financial Statements................          26

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-448-2542
      FOR UNIT VALUE INFORMATION CALL: 1-800-428-2542 & TDD 1-800-248-2542
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-358-2542
                         VALIC BY PHONE 1-800-428-2542
                       TDD VALIC BY PHONE 1-800-248-2542

[AMERICAN GENERAL FINANCIAL GROUP LOGO]

The Variable Annuity Life Insurance Company is a member of American General Financial Group.
American General Financial Group(SM) is the marketing name for and service mark owned and used by American General Corporation and its subsidiaries.
-C-The Variable Annuity Life Insurance Company, Houston, Texas

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